SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2025
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2025.

	Dec. 31, 2025
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition(3)	Weighted average year of construction(3)
(US$ millions, except where noted)

Office	45	$17,520	$10,946	2004	1995
Retail	48	18,679	7,249	2018	1975
Opportunistic Office	16	2,490	1,723	2018	1998
Opportunistic Retail	2	83	37	2016	1973
Logistics	53	1,908	1,104	2024	1973
Multifamily	121	4,010	3,090	2024	1980
Self-storage	23	251	217	2025	1968
Student Housing	18	1,257	827	2024	2013
Mixed-use	7	2,957	1,810	2016	2010
Secondaries	132	3,202	1,900	2023	1994
Single Family Rental	3,400	932	615	2025	1986
Triple Net Lease	3	475	271	2025	1999
Total	3,868	$53,764	$29,789	2015	1987
(1)Excludes right-of-use assets, development properties and land/parking lots with a fair value of $3,170 million.
(2)Excludes debt related to development properties and land in the amount of $848 million, unsecured and corporate facilities of $7,376 million, debt on hospitality assets of $6,335 million, debt on properties in assets held for sale and inventory of $2,139 million and deferred financing costs of $257 million.
(3)Weighted against the fair value of the properties at December 31, 2025.